Equity - Summary of Classes of Share Capital - Common Shares (Parenthetical) (Detail) - Greystone Capital Management Inc. [member] - Common shares [member] - CAD ($) shares in Millions, $ in Millions	Jan. 31, 2019	Nov. 01, 2018
Disclosure of classes of share capital [line items]
Common shares issued	4.7	4.7
Purchase consideration paid in shares, value	$ 342	$ 342
Stock based compensation [member]
Disclosure of classes of share capital [line items]
Common shares issued	0.3
Share-based compensation replacement number of shares value	$ 24